Schedule of investments
Macquarie VIP Small Cap Growth Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.83%♣
Communication Services — 2.42%
IMAX †	144,205	$ 4,722,714
		4,722,714
Consumer Discretionary — 11.82%
Boot Barn Holdings †	11,093	1,838,332
Brinker International †	7,389	936,038
Dorman Products †	23,534	3,668,480
Genius Sports †	112,132	1,388,194
Modine Manufacturing †	18,877	2,683,554
Ollie's Bargain Outlet Holdings †	28,780	3,695,352
OneSpaWorld Holdings	97,090	2,052,483
Sportradar Group Class A †	74,532	2,004,911
Universal Technical Institute †	148,933	4,847,769
		23,115,113
Consumer Staples — 3.43%
Chefs' Warehouse †	45,301	2,642,407
PriceSmart	20,035	2,428,042
Vital Farms †	39,850	1,639,827
		6,710,276
Energy — 0.95%
APA	76,768	1,863,927
		1,863,927
Financials — 7.98%
FirstCash Holdings	9,383	1,486,455
Hamilton Lane Class A	13,528	1,823,439
Houlihan Lokey	15,725	3,228,657
Remitly Global †	64,215	1,046,705
Seacoast Banking	89,379	2,719,803
Western Alliance Bancorp	30,614	2,654,846
WisdomTree	190,380	2,646,282
		15,606,187
Healthcare — 23.27%
Adaptive Biotechnologies †	195,328	2,922,107
ADMA Biologics †	146,967	2,154,536
Alphatec Holdings †	103,674	1,507,420
ANI Pharmaceuticals †	36,286	3,323,798
Axsome Therapeutics †	19,012	2,309,008
CareDx †	59,167	860,288
Catalyst Pharmaceuticals †	90,326	1,779,422
Encompass Health	30,056	3,817,713
GeneDx Holdings †	26,711	2,877,843
Guardant Health †	33,736	2,107,825
HealthEquity †	17,525	1,660,844
Hims & Hers Health †	13,522	766,968
Integer Holdings †	28,749	2,970,634
Mirum Pharmaceuticals †	51,600	3,782,796
Phreesia †	82,516	1,940,776
PROCEPT BioRobotics †	16,377	584,495
Tarsus Pharmaceuticals †	83,252	4,947,667
TransMedics Group †	8,210	921,162
Travere Therapeutics †	84,053	2,008,867
Vericel †	72,196	2,272,008
		45,516,177
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials — 23.43%
AAR †	38,723	$ 3,472,291
AeroVironment †	5,792	1,823,843
American Superconductor †	55,310	3,284,861
ATI †	28,333	2,304,606
Bloom Energy Class A †	9,286	785,317
CBIZ †	47,177	2,498,494
Clean Harbors †	9,853	2,288,064
Construction Partners Class A †	26,111	3,316,097
Everus Construction Group †	49,174	4,216,670
ExlService Holdings †	50,821	2,237,649
Federal Signal	5,960	709,180
Flowserve	44,382	2,358,459
FTAI Aviation	15,548	2,594,339
Huron Consulting Group †	16,158	2,371,510
Kirby †	6,817	568,879
Kratos Defense & Security Solutions †	6,651	607,702
Legence Class A †	18,825	579,998
Leonardo DRS	59,681	2,709,517
Mercury Systems †	18,532	1,434,377
SkyWest †	11,040	1,110,845
SPX Technologies †	13,128	2,452,048
Standex International	4,700	995,930
Trex †	21,550	1,113,489
		45,834,165
Information Technology — 23.32%
Advanced Energy Industries	19,979	3,399,227
Agilysys †	24,440	2,572,310
AvePoint †	203,257	3,050,888
Clearwater Analytics Holdings Class A †	42,871	772,535
Descartes Systems Group †	23,179	2,184,157
IonQ †	7,259	446,428
Itron †	25,747	3,207,046
Lumentum Holdings †	39,432	6,415,981
MACOM Technology Solutions Holdings †	22,117	2,753,345
OSI Systems †	24,886	6,202,587
Q2 Holdings †	14,813	1,072,313
Rambus †	21,935	2,285,627
Rubrik Class A †	29,775	2,448,994
SailPoint †	148,488	3,278,615
Silicon Laboratories †	23,691	3,106,601
SoundHound AI Class A †	16,029	257,746
Synaptics †	31,687	2,165,490
		45,619,890
Materials — 1.21%
Knife River †	30,773	2,365,521
		2,365,521
Total Common Stocks (cost $153,025,013)		191,353,970

NQ- IV097 [0925] 1125 (4967888)    1

Schedule of investments
Macquarie VIP Small Cap Growth Series
	Number of shares	Value (US $)

Exchange-Traded Fund — 1.11%
iShares Russell 2000 Growth ETF	6,807	$ 2,178,512
Total Exchange-Traded Fund (cost $1,879,074)		2,178,512

Short-Term Investments — 1.21%
Money Market Mutual Funds — 1.21%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	592,359	592,359
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	592,359	592,359
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	592,358	592,358
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	592,359	592,359
Total Short-Term Investments (cost $2,369,435)		2,369,435

Total Value of Securities—100.15% (cost $157,273,522)		195,901,917
Liabilities Net of Receivables and Other Assets—(0.15%)		(299,438)
Net Assets Applicable to 26,981,820 Shares Outstanding—100.00%		$195,602,479

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ETF – Exchange-Traded Fund

2    NQ- IV097 [0925] 1125 (4967888)